Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2020
2021	$ 9
2022	1,029	1,900
2023
2024
2025
Thereafter	1,908
Total debt, net of debt discount	2,946	1,900
Total debt	$ 2,946	$ 1,900